(6) Certain Relationships and Related Transactions: Transactions with Related Parties Approved by Board of Directors (Details) (USD $)				12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Scenario, Previously Reported	Sep. 30, 2011 Scenario, Previously Reported
Note payable in connection with the redemption of a royalty agreement for $10,768,555				$ 10,050,027
note payable connection purchase remaining ownership midwest monitoring surveillance inc				138,602	192,476
note payable connection purchase remaining ownership court programs inc				46,694	139,272
The Company received $500,000 from Mr. Derrick, a shareholder and former officer				500,000
Convertible debenture secured by patent				500,000
Convertible debenture secured by domestic patent				2,000,000
The Company received $1,900,000 through the issuance of convertible debentures				1,288,692
Loan a Security Agreement with an entity					500,000
Note payable with an interest rate of 16% per annum and matured in November 2011					40,000
Due to Related Parties	5,934,012	14,385,413		14,524,015	871,748
Current portion of long-term related-party debt		(12,793,303)	(754,896)	(12,793,303)	(754,896)
Long-term related-party debt, net of current portion and debt discount	$ 5,934,012	$ 1,730,712	$ 116,852	$ 1,730,712	$ 116,852